UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:



/s/ Edward E. Mattner
---------------------
Edward E. Mattner                   New York, New York                 11/14/06
[Signature]                          [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $3,716,486
                                         (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.      Form 13F File Number      Name
    ---      --------------------      ----

    01       28-4690                   High River Limited Partnership

    02       28-05849                  American Real Estate Holdings Limited
                                       Partnership

    03       28-2662                   Barberry Corp.

    04       28-4970                   High Coast Limited Partnership

    05       28-4460                   Highcrest Investors Corp.

    06       28-11469                  Gascon Partners

    07       28-11906                  Modal LLC


                                              Form 13F Information Table*
                                       Name of Reporting Manager: Carl C. Icahn


COLUMN 1             COLUMN 2    COLUMN 3          COLUMN 4          COLUMN 5     COLUMN 6       COLUMN 7           COLUMN 8

                     TITLE OF                 VALUE      SHRS OR     SH/   PUT/   INVESTMENT      OTHER           Voting Authority
NAME OF ISSUER       CLASS       CUSIP        (x$1000)   PRN AMT     PRN   CALL   DISCRETION     MANAGER*       SOLE   SHARED   NONE
--------------       -----       -----        --------   -------     ---   ----   ----------     --------       ----   ------   ----

ADVENTRX              COM      00764X103       2,370     864,865     SH            Defined          1                 864,865
PHARMACEUTICALS INC.

AMERICAN RAILCAR      COM      02916P103     124,909   4,290,918     SH            Defined          7               4,290,918
INDS INC.

AMERICAN RAILCAR      COM      02916P103      52,950   1,818,976     SH            Defined                          1,818,976
INDS INC.

AMERICAN REAL      DEP UNIT    029169109     216,202   4,087,000     SH            Defined          3               4,087,000
ESTATE PARTNR

AMERICAN REAL      DEP UNIT
ESTATE PARTNR                  029169109   1,894,340  35,809,836     SH            Defined          4              35,809,836

AMERICAN REAL      DEP UNIT    029169109     182,642   3,452,586     SH            Defined          5               3,452,586
ESTATE PARTNR

AMERICAN REAL      DEP UNIT    029169109     629,096  11,892,167     SH            Defined          6              11,892,167
ESTATE PARTNR

AMERICAN REAL      DEP UNIT    029169109      21,890     413,793     SH            Defined                            413,793
ESTATE PARTNR

BLOCKBUSTER INC      CL A      093679108       5,371   1,398,820     SH            Defined          1               1,398,820

BLOCKBUSTER INC      CL A      093679108       3,448     898,000     SH            Defined          3                 898,000

BLOCKBUSTER INC      CL B      093679207       2,726     772,320     SH            Defined          1                 772,320

BLOCKBUSTER INC      CL B      093679207       1,203     340,906     SH            Defined          3                 340,906

IMCLONE SYS INC.      COM      45245W109     175,729   6,205,134     SH            Defined          1               6,205,134

IMCLONE SYS INC.      COM      45245W109     129,241   4,563,610     SH            Defined          2               4,563,610

IMCLONE SYS INC.      COM      45245W109      25,511     900,800     SH            Defined          3                 900,800

TIME WARNER INC       COM      887317105     248,858  13,651,037     SH            Defined          2              13,651,037



                                   TOTAL   3,716,486


Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.


* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.